Derivative Financial Instruments (Details) $ in Millions		12 Months Ended
	Aug. 05, 2013 USD ($)	Dec. 31, 2013 USD ($) instrument	Dec. 31, 2015 instrument	Dec. 31, 2014 instrument
Fair value of derivative instruments
Number of derivative instruments | instrument		0	0	0
AIGFP | Cross currency interest rate
Fair value of derivative instruments
Loss recorded in other revenues - other on termination	$ 2
Other revenues - other
Fair value of derivative instruments
Net loss recognized on non-designated hedging instruments		$ 3
Other revenues - other | AIGFP | Affiliated Entity | Cross currency interest rate
Fair value of derivative instruments
Loss recorded in other revenues - other on termination		$ 2